Mundoval Fund
	Schedule of Investments
	March 31, 2023 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
3,500	Airbus SE **		$ 117,180	0.47%

Aircraft Engines & Engine Parts
500	Honeywell International Inc.		95,560
4,000	Raytheon Technologies Corporation		391,720
			487,280	1.95%

Beverages
4,000	Diageo PLC **		724,720
12,000	LVMH Moët Hennessy Louis Vuitton **		2,204,760
			2,929,480	11.69%

Cable & Other Pay Television Services
3,564	The Walt Disney Company *		356,863	1.42%

Electronic Computers
15,000	Apple Inc.		2,473,500	9.87%

Fabricated Rubber Products, NEC
400	West Pharmaceutical Services, Inc.		138,588	0.55%

Fire, Marine & Casualty Insurance
1,600	Berkshire Hathaway Inc. Class B *		494,032	1.97%

Food and Kindred Products
6,000	Nestlé S.A. **		730,140	2.91%

Guided Missiles & Space Vehicles & Parts
700	Lockheed Martin Corporation		330,911	1.32%

Industrial Inorganic Chemicals
400	Linde PLC (United Kingdom)		142,176	0.57%

Interactive Media & Services
1,500	Tencent Holdings Limited **		73,335	0.29%

National Commercial Banks
25,000	Bank of America Corporation		715,000
1,000	Capital One Financial Corporation		96,160
			811,160	3.24%

Perfumes, Cosmetics & Other Toilet Preparations
5,000	The Estée Lauder Companies Inc. Class A		1,232,300	4.92%

Pharmaceutical Preparations
2,000	Merck & Co.		212,780
12,000	Novo Nordisk A/S **		1,909,680
18,000	Roche Holding Ltd. **		645,480
			2,767,940	11.05%

Plastic Material, Synth Resin/Rubber, Cellulose (No Glass)
200	Celanese Corporation		21,778	0.09%

Poultry Slaughtering and Processing
1,500	Tyson Foods, Inc. - Class A		88,980	0.36%

Retail - Family Clothing Stores
12,000	The TJX Companies, Inc.		940,320	3.75%

Retail - Variety Stores
100	Costco Wholesale Corporation		49,687	0.20%

Rubber & Plastics Footwear
8,000	NIKE, Inc. - Class B		981,120	3.92%

Security Brokers, Dealers & Flotation Companies
150	BlackRock, Inc.		100,368	0.40%

Security & Commodity Brokers, Dealers, Exchanges & Services
6,500	T. Rowe Price Group, Inc.		733,850	2.93%

Semiconductors & Related Devices
2,000	Intel Corporation		65,340
7,500	Taiwan Semiconductor Manufacturing Company Ltd. **		697,650
			762,990	3.04%

Services - Business Services, NEC
700	Alibaba Group Holding Limited * **		71,526
7,000	Adyen N.V. * **		110,880
7,500	MasterCard Incorporated Class A		2,725,575
700	Visa Inc. Class A		157,822
			3,065,803	12.23%

Services - Computer Programming, Data Processing, Etc.
14,000	Alphabet Inc. Class A *		1,452,220
12,000	Alphabet Inc. Class C *		1,248,000
200	Meta Platforms, Inc. - Class A *		42,388
			2,742,608	10.95%

Services - Prepackaged Software
600	Microsoft Corporation		172,980	0.69%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
6,000	Unilever PLC **		311,580	1.24%

Special Industry Machinery, NEC
300	ASML Holding N.V. **		204,213	0.81%

Sugar & Confectionery Products
4,500	The Hershey Company		1,144,845	4.57%

Total for Common Stocks (Cost - $8,597,323)			$ 24,406,007	97.40%

Money Market Funds
654,899	Invesco Treasury Portfolio Institutional Class 4.72% ***		654,899	2.61%
	(Cost - $654,899)

	Total Investment Securities		25,060,906	100.01%
	(Cost - $9,252,222)

	Liabilities in Excess of Other Assets		(1,741)	-0.01%

	Net Assets		$ 25,059,165	100.00%

* Non-Income Producing Securities.
** ADR - American Depositary Receipt.
*** The yield shown represents the 7-day yield at March 31, 2023.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at March 31, 2023, was $9,252,222. At March 31, 2023, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

	Unrealized Appreciation		$ 15,833,367
	Unrealized Depreciation		(24,683)
	Unrealized Appreciation		$ 15,808,684

2. SECURITIES VALUATION

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs). Equity securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Valuation Committee believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Committee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued pursuant to the Trust's Fair Value Pricing procedures. The Trust’s Valuation Committee consists of the Trust’s independent trustees, and the Fund’s portfolio manager as a nonvoting member.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's Valuation and Fair Value Pricing Policies and Procedures, it is incumbent upon the Valuation Committee to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Committee would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these or other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2023:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 24,406,007	$ -	$ -	$ 24,406,007
Money Market Funds	654,899	-	-	654,899
Total	$ 25,060,906	$ -	$ -	$ 25,060,906

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended March 31, 2023.